Goodwill and Other Intangible Assets - Amortized Balance of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 180,084	$ 170,984
Less: accumulated amortization	111,858	86,774
Amortized balance of intangible assets, Net	68,226	84,210
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	67,650	67,350
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	97,483	97,483
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	6,008	6,008
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	8,800
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 143	$ 143